Investor A, Institutional | BlackRock Bond Index Fund
Fund Overview Key Facts about BlackRock Bond Index Fund
Investment Objective
BlackRock Bond Index Fund (the “Fund”), a series of BlackRock Funds III (the “Trust”), seeks to provide investment results that correspond to the total return performance of fixed-income securities in the aggregate, as represented by the Barclays U.S. Aggregate Bond Index (the “Barclays U.S. Aggregate Index”).
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Investor A, Institutional BlackRock Bond Index Fund		Investor A Shares	Institutional Shares
Management Fee	[1]	0.08%	0.08%
Distribution and/or Service (12b-1) Fees	[1]	0.25%	none
Other Expenses	[1]	0.20%	0.20%
Administration Fees	[1]	0.17%	0.17%
Independent Expenses	[1][2]	0.03%	0.03%
Acquired Fund Fees and Expenses	[1][3]	0.02%	0.02%
Total Annual Fund Operating Expenses	[1][3]	0.55%	0.30%
Fee Waivers and/or Expense Reimbursements	[1][2]	(0.03%)	(0.03%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1][2]	0.52%	0.27%
[1]	The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and the Fund's share of the allocated expenses of Bond Index Master Portfolio (the "Master Portfolio"), a series of Master Investment Portfolio ("MIP"). Management fees are paid by the Master Portfolio.
[2]	Independent Expenses consist of the Fund's allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to the Fund and the Master Portfolio. BlackRock Advisors, LLC ("BAL"), the administrator for the Fund, and BlackRock Fund Advisors ("BFA"), the investment adviser for the Master Portfolio, have contractually agreed to reimburse, or provide offsetting credits to, the Fund and the Master Portfolio, as applicable, for Independent Expenses through April 30, 2014. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2014 without the consent of the Boards of Trustees of the Trust and of MIP.
[3]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund's most recent annual report, which does not include Acquired Fund Fees and Expenses.

Example
This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Investor A, Institutional BlackRock Bond Index Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Investor A Shares	53	173	304	686
Institutional Shares	28	93	166	378

Portfolio Turnover
The Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Master Portfolio’s portfolio turnover rate was 436% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund pursues its investment objective by seeking to match the total return performance of the Barclays U.S. Aggregate Index, which is composed of approximately 8,000 fixed-income securities. The fixed-income securities that comprise the Barclays U.S. Aggregate Index include U.S. government securities and corporate bonds, as well as mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities. All securities in the Barclays U.S. Aggregate Index are investment-grade. The Fund maintains a weighted average maturity consistent with that of the Barclays U.S. Aggregate Index, which generally ranges between 5 and 10 years. The Fund invests in a representative sample of these securities. Securities are selected for investment by the Fund in accordance with their relative proportion within the Barclays U.S. Aggregate Index as well as based on credit quality, issuer sector, maturity structure, coupon rates and callability, among other factors. BFA, the investment adviser to the Master Portfolio in which the Fund invests, considers investments that provide substantially similar exposure to securities in the Barclays U.S. Aggregate Index to be investments comprising the Fund’s benchmark index.

The Fund is managed by determining which securities are to be purchased or sold to reflect, to the extent feasible, the investment characteristics of its benchmark index. Under normal circumstances, at least 90% of the value of the Fund’s assets, plus the amount of any borrowing for investment purposes, is invested in securities comprising the Barclays U.S. Aggregate Index, which, for the Fund, are considered bonds.

The Fund is a “feeder” fund that invests all of its investable assets in the Master Portfolio of MIP, which has the same investment objective and strategies as the Fund. All investments are made at the Master Portfolio level. This structure is sometimes called a “master/feeder” structure. The Fund’s investment results will correspond directly to the investment results of the Master Portfolio. For simplicity, the prospectus uses the name of the Fund or the term “Fund” (as applicable) to include the Master Portfolio.
Principal Risks of Investing in the Fund
Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of principal risks of investing in the Fund.
  Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.
  Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Debt securities are also subject to interest rate risk.
  Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.
  High Portfolio Turnover Risk — The Fund may engage in active and frequent trading of its portfolio securities. High portfolio turnover (more than 100%) may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of Fund portfolio securities may result in the realization and/or distribution to shareholders of higher capital gains or losses as compared to a fund with less active trading policies. These effects of higher than normal portfolio turnover may adversely affect Fund performance.
  Index Fund Risk — An index fund has operating and other expenses while an index does not. As a result, while the Fund will attempt to track the Barclays U.S. Aggregate Index as closely as possible, it will tend to underperform the index to some degree over time. If an index fund is properly correlated to its stated index, the fund will perform poorly when the index performs poorly.
  Interest Rate Risk — Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall, and decrease as interest rates rise.
  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
  Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset- backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.
  Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

Performance Information
The bar chart and table in this section provide some indication of the risks of investing in the Fund by showing the changes in its performance from year to year. Investor A and Institutional Shares of the Fund commenced operations on March 31, 2011. As a result, the returns in the bar chart and table for Investor A and Institutional Shares, prior to commencement of operations on March 31, 2011, are based on the Fund’s Class K Shares, adjusted to reflect the fees and expenses applicable to Investor A and Institutional Shares. The performance of the Fund’s Class K Shares would be substantially similar to the performance of the Investor A and Institutional Shares because the Class K, Investor A and Institutional Shares are invested in the same portfolio of securities and performance would differ only to the extent that the share classes have different expenses. The actual return of Investor A Shares and Institutional Shares would have been lower than that of the Class K Shares because Investor A and Institutional Shares each have higher expenses than the Class K Shares.

The average annual total return table (before and after taxes) compares the Fund’s average annual total return to that of the Barclays U.S. Aggregate Index. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. If BFA, BAL and their affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s performance can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at (800) 882-0052.
Investor A Shares ANNUAL TOTAL RETURNS BlackRock Bond Index Fund As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 4.49% (quarter ended December 31, 2008) and the lowest return for a quarter was –2.77% (quarter ended June 30, 2004). The year-to-date return as of March 31, 2013 was –0.32%.
As of 12/31/12 Average Annual Total Returns
Average Annual Total Returns Investor A, Institutional BlackRock Bond Index Fund	1 Year	5 Years	10 Years
Investor A	3.66%	5.61%	4.91%
Investor A Return After Taxes on Distributions	2.68%	4.23%	3.28%
Investor A Return After Taxes on Distributions and Sale of Shares	2.42%	3.96%	3.20%
Institutional	3.91%	5.83%	5.10%
Barclays U.S. Aggregate Index (Reflects no deduction for fees, expenses or taxes)	4.21%	5.95%	5.18%

After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Institutional Shares will vary.